Description of Plan - Schedule of Vesting (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Vested Percentage	100.00%
Less Than One
EBP, Description of Plan [Line Items]
Vested Percentage	0.00%
1st Year
EBP, Description of Plan [Line Items]
Vested Percentage	20.00%
2nd Year
EBP, Description of Plan [Line Items]
Vested Percentage	40.00%
3rd Year
EBP, Description of Plan [Line Items]
Vested Percentage	60.00%
4th Year
EBP, Description of Plan [Line Items]
Vested Percentage	80.00%
5th Year
EBP, Description of Plan [Line Items]
Vested Percentage	100.00%